Financial Instruments - Additional information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2019 CAD ($) $ / bbl	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Debt, carrying value	$ 7,152	$ 9,164
Discounted Credit adjusted risk free rate	2.60%
Estimated fair value of contingent payment	$ 187	132
WCS Forward Prices [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term | $ / bbl	45.17
WTI Option Volatility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	27.00%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	6.00%
Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 7,749	$ 8,431